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
CITIGROUP [LOGO]                            GLOBAL TRANSACTION SERVICES
   corporate and                            Two Portland Square
   investment banking                       Portland, ME 04101
                                            Tel 207 879 1900
                                            Fax 207 822 6677
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May 5, 2006

U.S. Securities and Exchange Commission
Branch of Document Control
100 F Street
NE
Stop 1-4
Washington, D.C. 20549

Re:  Wintergreen Fund, Inc.
     File Nos. 333-124761; 811-21764
     CIK: 0001326544

Ladies and Gentlemen:

On behalf of Wintergreen Fund, Inc. (the "Registrant"), a corporation organized under the laws of the State of Maryland, pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Prospectus and the Statement of Additional Information dated May 1, 2006 do not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on April 28, 2006 accession number 0001193125-06-093057.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6114.

Sincerely,

/s/ David Whitaker
-----------------------------
David Whitaker
Citigroup Fund Services, LLC


                                                   Citigroup Fund Services, LLC